Debt (Narrative) (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified					1 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended					1 Months Ended			1 Months Ended				0 Months Ended
	Sep. 28, 2013	Sep. 29, 2012	Sep. 28, 2013 3.25% Convertible Senior Unsecured Notes Due October 15, 2013 [Member]	Sep. 30, 2008 3.25% Convertible Senior Unsecured Notes Due October 15, 2013 [Member]	Sep. 30, 2008 3.25% Convertible Senior Unsecured Notes Due October 15, 2013 [Member] Common Class A [Member]	Sep. 28, 2013 3.25% Convertible Senior Unsecured Notes Due October 15, 2013 [Member] Common Class A [Member]	Jan. 01, 2011 3.25% Convertible Senior Unsecured Notes Due October 15, 2013 [Member] Accounting Standards Update 2010-11 [Member]	Oct. 02, 2010 3.25% Convertible Senior Unsecured Notes Due October 15, 2013 [Member] Accounting Standards Update 2010-11 [Member]	Sep. 29, 2012 2016 Notes [Member] Prior To Credit Rating Adjustment [Member]	Apr. 02, 2011 2016 Notes [Member] Prior To Credit Rating Adjustment [Member]	Sep. 29, 2012 2016 Notes [Member] After Credit Rating Adjustment [Member]	Apr. 02, 2011 2016 Notes [Member] After Credit Rating Adjustment [Member]	Jun. 30, 2012 4.50% Senior Notes Due June 2022 (2022 Notes) [Member]	Sep. 28, 2013 4.50% Senior Notes Due June 2022 (2022 Notes) [Member]	Sep. 29, 2012 4.50% Senior Notes Due June 2022 (2022 Notes) [Member]	Oct. 31, 2008 GO Zone Tax-Exempt Bonds Due October 2033 [Member]	Sep. 28, 2013 GO Zone Tax-Exempt Bonds Due October 2033 [Member]	Sep. 28, 2013 Standby Letters of Credit [Member]	Sep. 28, 2013 Bilateral Letters Of Credit [Member]	Oct. 15, 2013 3.25% Convertible Senior Unsecured Notes Due October 15, 2013 (2013 Notes) [Member] 3.25% Convertible Senior Unsecured Notes Due October 15, 2013 [Member]	Oct. 15, 2013 3.25% Convertible Senior Unsecured Notes Due October 15, 2013 (2013 Notes) [Member] 3.25% Convertible Senior Unsecured Notes Due October 15, 2013 [Member] Common Class A [Member]
Debt Instrument [Line Items]
Maturities of debt in 2014	$ 514,000,000
Maturities of debt in 2015	12,000,000
Maturities of debt in 2016	645,000,000
Maturities of debt in 2017	4,000,000
Maturities of debt in 2018	120,000,000
Amount available under credit facility	1,000,000,000
Amount available for borrowing under credit facility	958,000,000
Letters of credit issued amount																		42,000,000	146,000,000
Debt instrument, face amount				458,000,000											1,000,000,000
Interest rate			3.25%	3.25%										4.50%	4.50%
Debt instrument, interest rate, effective percentage								8.26%
Discount on note recognized from adoption of accounting standard								92,000,000
After tax amount recorded to capital in excess of par value								56,000,000
Discount Accretion Term (years)							5 years
Deferred tax assets					36,000,000
Call options purchased in private transactions - purchase price					94,000,000
Number of class A stock that can be acquired through call options					27
Option Indexed to Issuer's Equity, Strike Price					16.78
Proceeds from sale of warrants					44,000,000
Shares able to be purchased through warrants					27
Exercise price of warrants, per share					22.16
Sensitivity of increase in stock price that would result in the issuance of additional stock						10.00%
Conversion price factoring convertible note hedge and warrant transactions, per share						$ 22.16
Additional stock issuance if increase in share price of 10%						2.5
Share Price						$ 28.60
Additional Stock Issuance Required if Warrants are Exercised at Price Equal to Period End Closing Share Price						6.1
Repayments of Long-term Debt																				458,000,000
Conversion of Convertible Securities, shares																					11.7
Stock Redeemed or Called During Period, Shares																					11.7
Interest rate at period end									6.85%	7.35%	6.60%	6.85%					0.07%
Debt Instrument, Unamortized Discount	6,000,000	28,000,000													5,000,000
Issue price percent of face value													99.458%
Proceeds from Issuance of Unsecured Debt													995,000,000
Payments of Debt Issuance Costs													9,000,000
Proceeds from the sale of Gulf Opportunity Zone tax-exempt bonds																100,000,000
Syntroleum Corporation Responsibility of Guarantee																	50.00%
Syntroleum Corporation Maximum Guarantee Responsibility																	$ 50,000,000